Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

	December 31,	December 31,
(in U.S. dollars)	2023	2022
US unlisted equity securities	$16,666,665	$16,490,271

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the twelve months ended December 31, 2023 (in U.S. dollars):

Unlisted equity securities
Balance at December 31, 2022	$16,490,271
Changes during the period:
Exchange difference	176,394
Balance at December 31, 2023	$16,666,665